Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
ClearShares OCIO ETF
Shareholder Report [Line Items]
Fund Name	ClearShares OCIO ETF
Class Name	ClearShares OCIO ETF
Trading Symbol	OCIO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares OCIO ETF for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/ocio. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/ocio
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares OCIO ETF	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Clearshares OCIO ETF (OCIO) had positive performance for the 12 month period ending 5/31/25. During the past 12 months the fund endured a volatile market. The election in the Fall, the introduction of tariffs, wars in Ukraine and Middle East all contributed to this environment. Despite all of these challenges the fund performed well. The active management of the portfolio allowed the PM team to allocate across asset classes as the market shifted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/26/2017)
ClearShares OCIO ETF NAV	8.52	8.07	6.58
ICE BofA US Broad Market Index	5.43	-0.92	1.25

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/ocio for more recent performance information. Visit https://www.clear-shares.com/ocio for more recent performance information.
Net Assets	$ 149,321,045
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 788,687
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$149,321,045
Number of Holdings	37
Net Advisory Fee	$788,687
Portfolio Turnover	55%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%

Holdings [Text Block]

Security Type Breakdown*	(% of Net Assets)
Exchange Traded Funds	99.2%
Money Market Funds	1.0%
Written Options	-0.1%
Cash & Other	-0.1%

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	20.8%
Vanguard Growth ETF	6.2%
Invesco QQQ Trust Series 1	6.1%
Vanguard FTSE Developed Markets ETF	5.4%
SPDR Portfolio S&P 1500 Composite Stock Market ETF	4.9%
iShares TIPS Bond ETF	4.8%
iShares 3-7 Year Treasury Bond ETF	4.7%
Vanguard Total Stock Market ETF	4.5%
SPDR S&P 500 ETF Trust	4.4%
iShares Core S&P 500 ETF	4.3%

Sector Breakdown*	(% of Net Assets)
Domestic Equity	43.1%
Fixed Income	35.8%
Global Equity	20.3%
Money Market Funds	1.0%
Written Options	-0.1%
Cash & Other	-0.1%
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Updated Prospectus Web Address	https://www.clear-shares.com/ocio
ClearShares Piton Intermediate Fixed Income ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Piton Intermediate Fixed Income ETF
Class Name	ClearShares Piton Intermediate Fixed Income ETF
Trading Symbol	PIFI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares Piton Intermediate Fixed Income ETF for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/pifi. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/pifi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Piton Intermediate Fixed Income ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Clearshares Piton Intermediate Fixed Income ETF (PIFI) enjoyed positive performance in the 12-month period ending 5/31/25. PIFI also outperformed the ICE BofA US Broad Market index, as short and intermediate maturities recorded higher total returns than longer duration bonds. Both government bonds and corporate debt performed well during the period. Interest rates saw large swings, as policies created uncertainty about controlling inflation. In 2025, the Fed paused their easing cycle, as fiscal policy stoked inflation fear. Our top-down approach and macro strategy projects suggest the current environment will further feed an economic slowdown later in the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
ClearShares Piton Intermediate Fixed Income ETF NAV	5.86	0.23
ICE BofA US Broad Market Index	5.43	-1.28

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/pifi for more recent performance information. Visit https://www.clear-shares.com/pifi for more recent performance information.
Net Assets	$ 99,077,473
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 449,040
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$99,077,473
Number of Holdings	69
Net Advisory Fee	$449,040
Portfolio Turnover	31%
Average Credit Quality	AA2/AA3
Effective Duration	3.62 years
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%
Weighted Average Maturity	3.62 Years
Weighted Average Life	4.10 Years

Holdings [Text Block]

Security Type	(% of Net Assets)
U.S. Treasury Securities	56.3%
Corporate Bonds	30.7%
U.S. Government Agency Issues	11.0%
Municipal Bonds	1.0%
Money Market Funds	0.2%
Cash & Other	0.8%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	56.3%
Federal Home Loan Banks	4.9%
Resolution Funding Corporation	2.2%
Tennessee Valley Authority	1.8%
MetLife, Inc.	1.4%
Federal Farm Credit Banks Funding Corporation	1.4%
Goldman Sachs Group, Inc.	1.3%
PNC Financial Services Group, Inc.	1.3%
Florida Power & Light Company	1.2%
Anheuser-Busch InBev Worldwide, Inc.	1.2%

Industry	(% of Net Assets)
Government	68.3%
Financial	12.1%
Consumer, Cyclical	5.0%
Consumer, Non-cyclical	4.3%
Communications	4.3%
Industrial	1.9%
Utilities	1.3%
Technology	0.9%
Energy	0.9%
Cash & Other	1.0%

Updated Prospectus Web Address	https://www.clear-shares.com/pifi
ClearShares Ultra-Short Maturity ETF
Shareholder Report [Line Items]
Fund Name	ClearShares Ultra-Short Maturity ETF
Class Name	ClearShares Ultra-Short Maturity ETF
Trading Symbol	OPER
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ClearShares Ultra-Short Maturity ETF for the period of June 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clear-shares.com/oper. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.clear-shares.com/oper
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Ultra-Short Maturity ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Clearshares Ultra Short Maturity ETF (OPER) posted solid performance throughout the fiscal year ended 5/31/2025.  OPER tracked closely with FED Funds and the yield on treasury bills, as well as being able to take advantage of any potential dislocations in the institutional lending markets. Any change to FOMC policy is reflected immediately in the REPO market and, with the short duration of  OPER, within several days. Given the nature of the ETF, there is no Yield Curve exposure and we believe the share price remains strong, adding accrued interest throughout the month and distributing said interest at each month-end.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/10/2018)
ClearShares Ultra-Short Maturity ETF NAV	4.88	2.91	2.61
ICE BofA US Broad Market Index	5.43	-0.92	1.57

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.clear-shares.com/oper for more recent performance information. Visit https://www.clear-shares.com/oper for more recent performance information.
Net Assets	$ 150,184,853
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 275,387
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$150,184,853
Number of Holdings	7
Net Advisory Fee	$275,387
Portfolio Turnover	0%
Effective Duration	0.01 years
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.33%
Weighted Average Maturity	3.87 Days
Average Credit Quality	AA+
Weighted Average Life	4.00 Days

Holdings [Text Block]

Security Type	(% of Net Assets)
Repurchase Agreements	100.0%
Money Market Funds	0.0%
Cash & Other	0.0%

Top 10 Issuers	(% of Net Assets)
Canter Fitzgerald & Co., 4.55%, 06/03/2025	33.3%
Canter Fitzgerald & Co., 4.55%, 06/03/2025	26.6%
Marex Capital Markets Inc., 4.43%, 06/02/2025	20.0%
Buckler Securities LLC, 4.38%, 06/03/2025	6.7%
Clear Street LLC, 4.38%, 06/03/2025	6.7%
MIRAE Asset Securities (USA) Inc, 4.40%, 06/04/2025	6.7%
First American Government Obligations Fund	0.0%

Updated Prospectus Web Address	https://www.clear-shares.com/oper

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*	Excludes securities lending collateral.